9. Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Details 1
Deferred income tax income (expense)	$ 154,268	$ (107,194)	$ (71,573)
Income tax credited (charged) to other comprehensive income	$ 154,268	$ (107,194)	$ (71,573)